Feb. 01, 2020

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short-Term Municipal Bond Fund

Class A

The following changes are effective on July 15, 2020:

Effective on July 15, 2020 the following information replaces similar existing disclosure contained in the "PAST PERFORMANCE" section of the summary section of the fund's prospectus:

	Class Inception	1 Year	5 Years	10 Years
Class A before tax*	2/28/2003	0.96	0.73	1.05
After tax on distributions		0.90	0.72	1.04
After tax on distributions and sale of fund shares		1.13	0.86	1.10
Class T before tax	2/1/2017	0.70	0.68	1.02
Class C before tax	2/28/2003	2.51	0.43	0.52
INST Class before tax	3/6/1995	3.54	1.45	1.53
Class S before tax	2/28/2005	3.34	1.32	1.42
Bloomberg Barclays 1-Year General Obligation Index (reflects no deduction for fees, expenses or taxes)		2.46	1.20	1.06
Bloomberg Barclays 3-Year (2-4) Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		3.67	1.64	1.79

* Performance data for Class A is calculated based on the current maximum sales load of 2.25%. From February 11, 2019 until July 14, 2020 the sales load was 0.00%. Prior to February 11, 2019 the sales load was 2.00%.